COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases [Table Text Block]
As of March 31, 2013, the Group is committed under operating leases requiring minimum lease payments as follows:
$
Year ending March 31,
2014	990
2015	12

1,002